Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Line Items]
FAIR VALUE MEASUREMENTS

NOTE 10—FAIR VALUE MEASUREMENTS

Recurring Fair Value Measurements

The fair value of financial instruments measured on a recurring basis as of September 30, 2025 consisted of the following:

	Fair Value Measurements as of September 30, 2025
Description	Level 1	Level 2	Level 3	Total
Warrant liabilities	$757,620	$-	$-	$757,620

The following table provides a roll-forward of changes for financial instruments measured at fair value on a recurring basis for the nine months ended September 30, 2025:

Amount
Warrant Liabilities
Balance as of December 31, 2024	$1,449,000
Gain on change in fair value of warrant liabilities	(691,380)
Extinguishment of warrant liabilities upon settlement	-
Balance as of September 30, 2025	$757,620

NOTE 15 — FAIR VALUE MEASUREMENTS

Items Measured at Fair Value on a Recurring Basis:

The Company accounts for certain liabilities at fair value on a recurring basis and classifies these liabilities within the fair value hierarchy (Level 1, Level 2, or Level 3).

Liabilities subject to fair value measurements are as follows:

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liabilities	$1,449,000	$—	$—	$1,449,000

The Company’s Public Warrants are traded on the Nasdaq. As such, the Warrant valuation is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. The fair value of the Warrant liabilities is classified within Level 1 of the fair value hierarchy. There were no warrant liabilities as of December 31, 2023.

Heliogen, Inc. [Member]
Fair Value Measurements [Line Items]
FAIR VALUE MEASUREMENTS

Note 5 — Fair Value of Financial Instruments

The Company’s assets and liabilities measured at fair value on a recurring basis are summarized in the following table by fair value measurement level:

		December 31,
$ in thousands	Level	2024	2023
Assets:
Investments	1	$—	$12,386
Liabilities:
Public Warrants(1)	1	$34	$97
Private Warrants(1)	2	1	3
(1)	Included in other long-term liabilities on the consolidated balance sheets.

Private Warrants. The fair value of the Private Warrants approximates the fair value of the Public Warrants due to the existence of similar redemption provisions. As a result, the Company has determined that the fair value of the Private Warrants at a specific date would be similar to that of the Public Warrants, and thus the fair value is determined by using the closing price of the Public Warrants, which was $0.004 as of December 31, 2024.

Contingent Consideration. In connection with the acquisition of HelioHeat GmbH in September 2021, part of the fair value of the consideration transferred was contingent consideration. The contingent consideration was classified as Level 3 in the fair value hierarchy and measured at fair value using a probability-weighted discounted cash flow model utilizing estimated timing for the commissioning and required operational period of a commercial facility using the acquired particle receiver technology.

As of December 31, 2024 and 2023, the fair value of the contingent consideration was zero. The following table summarizes the activities of our Level 3 fair value measurement for the year ended December 31, 2023:

($ in thousands)
Balance as of December 31, 2022	$353
Change in fair value(1)	(353)
Balance as of December 31, 2023	$—
(1)	The changes in the fair value of the contingent consideration are included in other income, net on our consolidated statements of operations.